Stock Option Plans (Details) - Schedule of estimate the value of options granted - Performance Based Awards [Member]	6 Months Ended
Jun. 30, 2021
Stock Option Plans (Details) - Schedule of estimate the value of options granted [Line Items]
Expected dividend yield
Minimum [Member]
Stock Option Plans (Details) - Schedule of estimate the value of options granted [Line Items]
Expected volatility	65.00%
Expected term (years)	7 months 6 days
Risk-free interest rate	0.30%
Maximum [Member]
Stock Option Plans (Details) - Schedule of estimate the value of options granted [Line Items]
Expected volatility	70.00%
Expected term (years)	1 year 10 months 24 days
Risk-free interest rate	0.60%